Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 2. Summary of Significant Accounting Policies

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). Accordingly, certain information and disclosures normally included in annual financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. In the opinion of management, the accompanying unaudited condensed consolidated financial statements reflect all adjustments, consisting only of normal recurring adjustments, considered necessary for a fair presentation of the interim periods presented.

These interim condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and related notes included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2025.

The consolidated financial statements include the accounts of the Company and its wholly owned and majority-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. Operating results for the interim periods presented are not necessarily indicative of the results that may be expected for the full fiscal year.

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ materially from those estimates.

Change in Estimated Useful Lives

During the three months ended March 31, 2026, the Company reassessed the estimated useful lives of certain property and equipment based on operational experience, expected usage, and updated maintenance and replacement assumptions. As a result, the Company revised the estimated useful lives of certain assets on a prospective basis effective January 1, 2026.

The change in estimate was accounted for prospectively in accordance with ASC 250, Accounting Changes and Error Corrections. The effect of the change was to decrease depreciation expense by approximately $405,000 for the three months ended March 31, 2026.

Revenue Recognition

The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers. Revenue from the sale of crude oil and related petroleum products is recognized at a point in time when control transfers to the customer, generally upon delivery. Revenue from terminaling, storage, pipeline throughput, and transportation services is recognized over time as services are performed.

Segment Reporting

The Company operates through three reportable business segments: (i) Transportation and Logistics, (ii) Terminaling and Storage, and (iii) Supply and Trading.

Related Party Revenues

Revenue from related parties was $5,364,726 and $4,551,775 for the quarters ended March 2026 and 2025, respectively.

The Company generates revenue from related parties through the sale of crude oil and related products, as well as the provision of terminaling, storage, pipeline throughput, and transportation logistics services under long-term contracts. These contracts were acquired as part of the Company’s acquisitions of Silver Fuels Delhi, LLC and White Claw Colorado City, LLC in August 2022, and Endeavor Crude, LLC in October 2024, and were entered into in the ordinary course of business.

The Company evaluates collectability of related party receivables in a manner consistent with other customers.

Major Customers and Concentration of Credit Risk

During the three months ended March 31, 2026, two customers, including one related party, accounted for approximately 90% of the Company’s revenues. As of March 31, 2026, no significant accounts receivable balances were outstanding from these customers.

During the three months ended March 31, 2025, two customers, including one related party, accounted for approximately 15% of the Company’s revenues. As of March 31, 2025, these customers represented approximately 31% of the Company’s accounts receivable balance.

Net Income (Loss) Per Share

Basic net income (loss) per share is computed by dividing net income (loss) attributable to common stockholders by the weighted-average number of common shares outstanding during the period. Diluted net income (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock.

All share and per share amounts have been retroactively adjusted to reflect the reverse stock split effected in March 2026.

Potentially dilutive securities are excluded from the computation of diluted net income (loss) per share when their effect would be antidilutive. Potentially dilutive securities include convertible notes, warrants, and stock options.

Note 2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and Securities and Exchange Commission (“SEC”) regulations. The consolidated financial statements include the accounts of the Company and its wholly owned and majority-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

All figures are in U.S. dollars unless indicated otherwise.

Principles of Consolidation

The Company consolidates entities in which it has a controlling financial interest. The Company also evaluates its relationships with entities to determine whether they qualify as variable interest entities (“VIEs”) under Accounting Standards Codification (“ASC”) 810, Consolidation.

A VIE is an entity that either lacks sufficient equity to finance its activities without additional financial support or whose equity holders lack the characteristics of a controlling financial interest. The Company consolidates a VIE when it is determined to be the primary beneficiary, which occurs when the Company has both (i) the power to direct the activities that most significantly impact the entity’s economic performance and (ii) the obligation to absorb losses or the right to receive benefits that could potentially be significant. The Company continuously reassesses whether it is the primary beneficiary of a VIE as facts and circumstances change.

Business Combinations

The Company accounts for business combinations in accordance with ASC 805, Business Combinations. The Company evaluates whether an acquisition represents a business or an asset acquisition. For business combinations, the Company recognizes identifiable assets acquired and liabilities assumed at their acquisition-date fair values, with any excess of consideration transferred over the net assets acquired recorded as goodwill.

The Company uses estimates and assumptions in determining the fair values of assets acquired and liabilities assumed. Measurement period adjustments may be recorded within one year of the acquisition date, with a corresponding adjustment to goodwill. Subsequent adjustments are recognized in the consolidated statements of operations.

The Company also evaluates uncertain tax positions and valuation allowances assumed in a business combination and adjusts such estimates during the measurement period as appropriate.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. As of December 31, 2025 and 2024, the Company did not hold any cash equivalents.

The Company maintains cash balances with high-credit-quality financial institutions. Deposits are insured by the FDIC up to applicable limits; however, balances may exceed those limits. The Company periodically evaluates the financial condition of its banking institutions.

Accounts Receivable

Accounts receivable are recorded at the invoiced amount and presented net of an allowance for expected credit losses.

The Company evaluates collectability on a periodic basis based on specific customer risk, historical experience, and aging of receivables. Accounts are written off when deemed uncollectible.

Investments

Investments in equity securities are measured at fair value in accordance with ASC 321, Investments in Equity Securities. Changes in fair value are recognized in earnings. Fair value is based on quoted market prices when available.

Convertible Instruments

The Company evaluates convertible debt and preferred stock to determine whether embedded conversion features require bifurcation and separate accounting as derivative instruments under applicable accounting guidance.

When bifurcation is required, the embedded derivative is recorded at fair value at issuance, with the residual proceeds allocated to the host instrument. Any resulting discount is accreted to interest expense (or dividends, for preferred stock) over the term of the instrument using the effective interest method.

Convertible instruments that do not require derivative accounting are evaluated under applicable accounting guidance, and any associated discounts are accreted over the term of the instrument. Upon conversion or extinguishment of convertible instruments, the Company evaluates the transaction under applicable accounting guidance. Any difference between the carrying value of the instrument (including unamortized discounts and derivative liabilities, if applicable) and the fair value of the consideration transferred is recognized as a gain or loss on extinguishment of debt in the consolidated statements of operations.

Derivative Financial Instruments

The Company does not use derivative financial instruments to hedge risks. However, certain financial instruments, including warrants and embedded features in debt or preferred stock, may be classified as derivative liabilities if they are not indexed to the Company’s own stock or if settlement is not within the Company’s control. These instruments are initially recorded at fair value and subsequently remeasured at fair value at each reporting date, with changes in fair value recognized in earnings.

Leases

The Company accounts for leases in accordance with ASC 842, Leases. The Company determines whether an arrangement contains a lease at inception based on whether it has the right to control the use of an identified asset.

Right-of-use (“ROU”) assets represent the Company’s right to use an underlying asset for the lease term, and lease liabilities represent the obligation to make lease payments. ROU assets and lease liabilities are recognized at the commencement date based on the present value of lease payments over the lease term.

The Company determines the lease term by including renewal options that are reasonably certain to be exercised. As most leases do not provide an implicit rate, the Company uses its incremental borrowing rate at the commencement date to determine the present value of lease payments. Leases with an initial term of 12 months or less are not recorded on the balance sheet and are recognized as expense on a straight-line basis over the lease term.

Property and Equipment and Long Lived Assets

Property and equipment are stated at cost or fair value when acquired. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. Leasehold improvements are depreciated over the shorter of the lease term or the estimated useful life of the asset.

The estimated useful lives of property and equipment are as follows:

Computers, software, and office equipment	1-5 years
Machinery and equipment	3-5 years
Vehicles	5-7 years
Furniture and fixtures	5-10 years
Crude oil gathering, storage, and transportation facilities	7-10 years
Remediation Processing Centers (heavy extraction and remediation equipment) (“RPC”)	20 years
Pipeline and related facilities	20 years
Leasehold improvements	Lesser of the lease term or estimated useful life

Equipment under construction is recorded as construction in process and is not depreciated until placed into service. The Company evaluates long-lived assets for impairment when events or changes in circumstances indicate the carrying value may not be recoverable. If the carrying amount exceeds estimated undiscounted future cash flows, an impairment loss is recognized for the excess over fair value. Interest incurred during construction is capitalized until the assets are placed into service. Maintenance and repairs are expensed as incurred, and gains or losses on disposals are recognized in the period incurred.

Intangible Assets and Goodwill:

The Company accounts for intangible assets and goodwill in accordance with ASC 350, Intangibles, Goodwill and Other. Intangible assets acquired in business combinations are recorded at fair value at the acquisition date. Definite-lived intangible assets are amortized over their estimated useful lives, which generally range from 7 to 20 years.

The Company evaluates definite-lived intangible assets for impairment in accordance with ASC 360, Property, Plant, and Equipment, whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If such indicators are present, recoverability is assessed by comparing the carrying amount of the asset group to the estimated undiscounted future cash flows. If the carrying amount exceeds those cash flows, an impairment loss is recognized based on the excess of the carrying amount over fair value.

Goodwill represents the excess of the purchase price over the fair value of net assets acquired in a business combination. The Company evaluates goodwill for impairment at least annually in the fourth quarter, or more frequently if events or changes in circumstances indicate that impairment may exist.

Share-Based Compensation

Share-based compensation is accounted for based on the requirements of ASC 718, “Compensation-Stock Compensation’ (“ASC 718”) which requires recognition in the financial statements of the cost of employee, consultant, or director services received in exchange for an award of equity instruments over the period the employee, consultant, or director is required to perform the services in exchange for the award (presumptively, the vesting period). ASC 718 also requires measurement of the cost of employee, consultant, or director services received in exchange for an award based on the grant-date fair value of the award.

Income tax

Deferred income taxes are provided on the asset and liability method whereby deferred income tax assets are recognized for deductible temporary differences and operating loss and tax credit carryforwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred income tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred income tax assets will not be realized. Deferred income tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Our annual effective tax rate is based on our income and the tax laws in the various jurisdictions in which we operate. Judgment is required in determining our annual tax expense and in evaluating our tax positions. We establish reserves to remove some or all of the tax benefit of any of our tax positions at the time we determine that the position becomes uncertain based upon one of the following conditions: (1) the tax position is not “more likely than not” to be sustained; (2) the tax position is “more likely than not” to be sustained, but for a lesser amount; or (3) the tax position is “more likely than not” to be sustained, but not in the financial period in which the tax position was originally taken. For purposes of evaluating whether or not a tax position is uncertain, (1) we presume the tax position will be examined by the relevant taxing authority that has full knowledge of all relevant information; (2) the technical merits of a tax position are derived from authorities such as legislation and statutes, legislative intent, regulations, rulings and case law and their applicability to the facts and circumstances of the tax position; and (3) each tax position is evaluated without considerations of the possibility of offset or aggregation with other tax positions taken. We adjust these reserves, including any impact on the related interest and penalties, in light of changing facts and circumstances, such as the progress of a tax audit. See Note 17 for further information on income tax.

Change in Segment Reporting

Beginning in the third quarter of 2025, the Company revised its reportable segment structure to align with the manner in which the chief operating decision maker evaluates performance and allocates resources. Previously, the Company reported operations under two segments: Transportation Logistics Services and Terminaling and Storage Facility Products and Services. Consistent with the restructuring, the Company now reports results across three (3) reportable segments that provide integrated midstream services related to the transfer, storage, and trading of crude oil and related products: (i) Transportation and Logistics, (ii) Terminaling and Storage, and (iii) Supply and Trading.

The Transportation and Logistics segment includes crude oil trucking and pipeline operations. The Terminaling and Storage segment consists of revenues from the operation of crude oil terminals in Colorado City, Texas, and Delhi, Louisiana. The Supply and Trading segment includes the purchase and sale of crude oil and related petroleum products, including activities under crude petroleum sales agreements initiated in late 2024.

The restructuring of the reportable business segments did not impact the Company’s consolidated financial statements for prior periods, other than reclassifications made to conform prior period segment information to the current presentation.

Revenue Recognition

The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers. Revenue is recognized when control of the promised goods or services is transferred to customers in an amount that reflects the consideration the Company expects to receive.

The Company generates revenue from three reportable segments: (i) Transportation and Logistics, (ii) Terminaling and Storage, and (iii) Supply and Trading. Revenue from the sale of crude oil and related petroleum products (Supply and Trading) is recognized at a point in time when control transfers to the customer, which generally occurs upon delivery and when pricing and quantity are fixed. Revenue from terminaling, storage, and transportation services is recognized over time as the services are performed, as customers simultaneously receive and consume the benefits of the services. See Note 16 for a breakdown of revenue recognized over time (Transportation and Logistics and Terminaling and Storage) and revenue recognized at a point in time (Supply and Trading).

The Company’s contracts generally do not include significant financing components, and payment terms are typically less than three months. The Company does not accept returns due to the nature of its products.

The Company reviews contracts to ensure revenue is recognized in the appropriate period based on contractual terms, delivery conditions, and applicable legal requirements.

Related Party Revenues

Revenue from related parties was $20,225,406 and $31,199,089 for the years ended December 31, 2025 and 2024, respectively.

The Company generates revenue from related parties through the sale of crude oil and related products, as well as the provision of terminaling, storage, pipeline throughput, and transportation logistics services under long-term contracts. These contracts were acquired as part of the Company’s acquisitions of Silver Fuels Delhi, LLC and White Claw Colorado City, LLC in August 2022, and Silver Fuels Processing, LLC, Endeavor Crude, LLC, and Meridian Equipment Leasing, LLC in October 2024, and were entered into in the ordinary course of business.

The Company evaluates collectability of related party receivables in a manner consistent with other customers.

Major Customers and Concentration of Credit Risk

At December 31, 2025, the Company had a major customer, who was a related party, which accounted for approximately 23.4% of the Company’s revenues and 0% of the accounts receivable balance. At December 31, 2024, the Company had two major customers, including the same related party, which accounted for approximately 75.76% of the Company’s revenues and for approximately 60% of the accounts receivable balance. Additionally, the Company operates in the crude oil industry. The industry concentration has the potential to impact the Company’s overall exposure to credit risk in that its customer may be similarly affected by changes in economic, industry or other conditions. There is risk that the Company would not be able to identify and access replacement markets at comparable margins.

Contingent Liabilities

From time to time the Company may work with success based professional service providers, including securities counsel for private offerings, which may require contingent payments to be made based on the future offering fundraising and financial performance of the offering. In the event that an offering does not perform or is never consummated, the Company may still be required to pay a portion of the success fees for the services provided in preparing the offering. The fair value of the contingent payments would be estimated using the present value of management’s projections of the financial results. Failure to correctly project the financial results of the offering or settlement of legal fees related to the offering could materially impact our results of operations and financial position.

Recent Accounting Pronouncements

Under the Jumpstart Our Business Startups Act, or the JOBS Act, we meet the definition of an “emerging growth company.” We have irrevocably elected to opt-out of the extended transition period for complying with new or revised accounting standards pursuant to Section 107(b) of the JOBS Act. As a result, we comply with new or revised accounting standards on the relevant dates on which adoption of such standards is required for non-emerging growth companies.

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which requires that a public entity disclose specific categories in its annual income tax rate reconciliation table and provide additional qualitative information for reconciling items representing at least 5% of pre-tax income or loss from continuing operations, using the federal statutory tax rate. The standard also requires an annual breakdown of income taxes paid by jurisdiction (i.e., federal, state, and foreign), with further disaggregation by jurisdictions representing at least 5% of total income taxes paid. State taxes in Texas represent the majority of the Company’s state tax exposure, comprising greater than 50% of the total state tax effect.

ASU 2023-09 is effective for annual periods beginning after December 15, 2024 and is applied on a prospective basis. The Company adopted this guidance prospectively during the year ended December 31, 2025, and the adoption did not have a material impact on its consolidated financial statements or related disclosures.

Net Income/Loss Per Share

All share and per share amounts have been retroactively adjusted to reflect the reverse stock split effected in March 2026.

Basic net income (loss) per share is calculated by subtracting any preferred interest distributions from net income (loss), all divided by the weighted-average number of common shares outstanding for the period, without consideration for common stock equivalents. Diluted net income (loss) per common share is computed by dividing the net income (loss) by the weighted-average number of common share equivalents outstanding for the period determined using the treasury stock method if their effect is dilutive. Potential dilutive instruments have been excluded from the calculation of the weighted-average number of common shares outstanding when the Company is in a net loss position. For the years ended December 31, 2025 and 2024 our potential dilutive instruments were excluded from the weighted-average calculation as they were antidilutive. Potential dilutive instruments as of December 31, 2025 and 2024 include the following: convertible notes payable convertible into approximately 9,153,859 and 5,222 shares of common stock, stock options and awards granted to previous and current employees of 11,019 and 10,193 shares of common stock, stock options and awards granted to Board members or consultants of 0 and 2,389 shares of common stock. The Company issued free standing stock options to purchase 5,000 shares of our common stock to a third party in a bundled transaction with debt during 2023, which such stock option was exercised in September 2024 for a reduction in debt. The Company also has a warrant outstanding to purchase 400 and 1,995 shares of common stock as of December 31, 2025 and 2024.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates, judgments, and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. We believe our critical accounting estimates relate to the following: Recoverability of current and noncurrent assets, revenue recognition, stock-based compensation, income taxes, effective interest rates related to long-term debt, lease assets and liabilities, valuation of stock used to acquire assets, derivatives, and fair values of the intangible assets and goodwill related to business combinations.

While our estimates and assumptions are based on our knowledge of current events and actions we may undertake in the future, actual results may ultimately differ from these estimates and assumptions.

Fair Value of Financial Instruments

The Company follows Accounting Standards Codification (“ASC”) 820, “Fair Value Measurements and Disclosures” (“ASC 820”), for assets and liabilities measured at fair value on a recurring basis. ASC 820 establishes a common definition for fair value to be applied to existing generally accepted accounting principles that requires the use of fair value measurements, establishes a framework for measuring fair value, and expands disclosure about such fair value measurements. The adoption of ASC 820 did not have an impact on the Company’s financial position or operating results but did expand certain disclosures.

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Additionally, ASC 820 requires the use of valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. These inputs are prioritized below:

Level 1: Applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2: Applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3: Applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company analyzes all financial instruments with features of both liabilities and equity under the Financial Accounting Standard Board’s (“FASB”) accounting standard for such instruments. Under this standard, financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The carrying amounts reported in the consolidated balance sheets for marketable securities are classified as Level 1 assets due to observable quoted prices for identical assets in active markets. The carrying amounts reported in the consolidated balance sheets for cash, prepaid expenses and other current assets, accounts payable and accrued expenses approximate their estimated fair market values based on the short-term maturity of these instruments. The recorded values of notes payable approximate their current fair values because of their nature, rates, and respective maturity dates or durations.